SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Aircraft Loan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings	$ 572,719	$ 147,276	$ 298,658
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,865,424
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan	1
Principal amount outstanding	$ 980,967	$ 663,069
Number of aircraft serving as security | Aircraft	19
Recourse debt	$ 509,800
Maturity date, range start date	Sep. 30, 2019
Maturity date, range end date	Jun. 30, 2028
Number of aircraft financed by borrowing | Aircraft	5
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member] | Five Aircraft Acquired [Member]
Secured Borrowings [Abstract]
Proceeds from secured borrowings	$ 469,600